Commitments and Contingencies (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended
	Jul. 20, 2022	Aug. 24, 2021	Jul. 28, 2021	Oct. 30, 2019	Feb. 16, 2022	Nov. 17, 2021	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 04, 2021
Loss Contingencies [Line Items]
Warrants to purchase shares of common stock								5,192,652	3,731,263	19,084	12,500
Stock repurchase							$ 2,000
Melior Pharmaceuticals [Member]
Loss Contingencies [Line Items]
License agreement commitments description						the Company’s timeline from 120 days to 180 days from the effective of the agreement for the Company to raise $4.0 million dollars unless, by 180 Days Adhera is in the process of completing transactions to complete the fundraising then an additional 30 Days shall be provided to allow for the completion of required fundraising
Licensing Agreement MLR1019 [Member]
Loss Contingencies [Line Items]
Debt Instrument, Periodic Payment			$ 21,800,000
Gross sales percentage			5.00%
Option purchase percentage			10.00%
Royalty gross sales percentage			2.50%
Licensing Agreement MLR1019 [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Gross sales percentage		8.00%
Licensing Agreement MLR1019 [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Gross sales percentage		12.00%
Licensing Agreement MLR1023 [Member]
Loss Contingencies [Line Items]
Debt Instrument, Periodic Payment		$ 21,800,000
License agreement commitments description		if the Company failed to raise $4.0 million dollars within 120 days of the Effective Date of the agreement then the License would immediately terminate unless, by 120 Days Adhera was in the process of completing transactions to complete the fundraising then an additional 30 Days would be provided to allow for the completion of the raise			the Company and Melior I, extending the requirement by the Company to raise $4.0 million dollars to June 16, 2022	the Company’s timeline from 120 days to 180 days from the effective of the agreement for the Company to raise $4.0 million dollars unless, by 180 Days Adhera is in the process of completing transactions to complete the fundraising then an additional 30 Days shall be provided to allow for the completion of required fundraising
Licensing Agreement MLR1023 [Member] | Melior Pharmaceuticals One Inc [Member]
Loss Contingencies [Line Items]
License agreement commitments description		if the Company failed to raise $4.0 million dollars within 120 days of the Effective Date then the License would immediately terminate unless, by 120 Days Adhera was in the process of completing transactions to complete the fundraising then an additional 30 Days would be provided to allow for the completion of the raise
Licensing agreement [Member]
Loss Contingencies [Line Items]
Payment for licensing agreement	$ 136,921
Licensing agreement [Member] | Chief Scientific Officer [Member]
Loss Contingencies [Line Items]
Capital raise in additional	$ 500,000
Series F Convertible Preferred Stock [Member]
Loss Contingencies [Line Items]
Number of shares repurchased				20
Warrants to purchase shares of common stock				7,500
Stock repurchase				$ 100,000
Value of warrants held				$ 100,000